Related Party Balances and Transactions (Details) - Schedule of collateral and guarantee made by related parties - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Balances and Transactions (Details) - Schedule of collateral and guarantee made by related parties [Line Items]
Aggregated Principal	$ 8,866,082	$ 6,988,506
Carrying Amount	$ 8,027,672	$ 6,551,724
Mr. Dongdong Wang and his Spouse [Member]
Related Party Balances and Transactions (Details) - Schedule of collateral and guarantee made by related parties [Line Items]
Institution Name	Hangzhou United Rural Commercial Bank Co.,Ltd.
Term	From November 11, 2021 to November 5, 2022
Aggregated Principal	$ 156,922
Carrying Amount	$ 156,922
Mr. Dongdong Wang and his Spouse One [Member]
Related Party Balances and Transactions (Details) - Schedule of collateral and guarantee made by related parties [Line Items]
Institution Name	Hangzhou United Rural Commercial Bank Co.,Ltd.
Term	From September 23, 2021 to September 22, 2022
Aggregated Principal	$ 78,461
Carrying Amount	$ 78,461
Mr. Dongdong Wang and his Spouse Two [Member]
Related Party Balances and Transactions (Details) - Schedule of collateral and guarantee made by related parties [Line Items]
Institution Name	Hangzhou United Rural Commercial Bank Co.,Ltd.
Term	From September 16, 2021 to September 15, 2022
Aggregated Principal	$ 78,461
Carrying Amount	$ 78,461
Mr. Dongdong Wang and his Spouse Three [Member]
Related Party Balances and Transactions (Details) - Schedule of collateral and guarantee made by related parties [Line Items]
Institution Name	Hangzhou United Rural Commercial Bank Co.,Ltd.
Term	From July 14, 2021 to January 13, 2022
Aggregated Principal	$ 78,461
Carrying Amount	$ 78,461
Mr. Dongdong Wang and his Spouse Four [Member]
Related Party Balances and Transactions (Details) - Schedule of collateral and guarantee made by related parties [Line Items]
Institution Name	Hangzhou United Rural Commercial Bank Co.,Ltd.
Term	From June 29, 2021 to January 13, 2022
Aggregated Principal	$ 784,609
Carrying Amount	$ 784,609
Mr. Dongdong Wang's Spouse and five employees [Member]
Related Party Balances and Transactions (Details) - Schedule of collateral and guarantee made by related parties [Line Items]
Institution Name	Zhejiang Tailong Commercial Bank Co.,Ltd
Term	From November 11, 2021 to November 19, 2022
Aggregated Principal	$ 470,765
Carrying Amount	$ 470,765
Mr. Jinlong Yang and Mingzhu Logistics [Member]
Related Party Balances and Transactions (Details) - Schedule of collateral and guarantee made by related parties [Line Items]
Institution Name	Industrial Bank Co., Ltd.
Term	From April 28, 2021 to May 7, 2022
Aggregated Principal	$ 470,765
Carrying Amount	$ 376,612
Mr. Jinlong Yang and properties owned by family members of Mr. Jinlong Yang [Member]
Related Party Balances and Transactions (Details) - Schedule of collateral and guarantee made by related parties [Line Items]
Institution Name	China Everbright Bank Co., Ltd.
Term	From November 12, 2021 to November 20, 2022
Aggregated Principal	$ 2,353,827
Carrying Amount	$ 2,259,674
Mr. Jinlong Yang and Mingzhu Logistics One [Member]
Related Party Balances and Transactions (Details) - Schedule of collateral and guarantee made by related parties [Line Items]
Institution Name	Bank of Communications Co., Ltd.
Term	From April 29, 2021 to May 9, 2022
Aggregated Principal	$ 3,923,046
Carrying Amount	$ 3,295,359
Mr. Jinlong Yang and Mingzhu Logistics Two [Member]
Related Party Balances and Transactions (Details) - Schedule of collateral and guarantee made by related parties [Line Items]
Institution Name	WeBank Co., Ltd.
Term	From August 26, 2021 to August 26, 2023
Aggregated Principal	$ 470,765
Carrying Amount	$ 448,348
Mr. Jinlong Yang and Mingzhu Logistics Three [Member]
Related Party Balances and Transactions (Details) - Schedule of collateral and guarantee made by related parties [Line Items]
Institution Name		The Industrial Bank Co., Ltd.
Term		From April, 2020 to April, 2021
Aggregated Principal		$ 398,467
Carrying Amount		$ 291,188
Mr. Jinlong Yang’s family member, pledge by Jinlong Yang and his private fixed deposits [Member]
Related Party Balances and Transactions (Details) - Schedule of collateral and guarantee made by related parties [Line Items]
Institution Name		Zhujiang Rural Bank
Term		From April, 2020 to April, 2021
Aggregated Principal		$ 459,770
Carrying Amount		$ 390,805
Mr. Jinlong Yang and MingZhu Logistics, pledge by a property owned by Mr. Jinlong Yang and two properties owned by Mr. Jinlong Yang’s family [Member]
Related Party Balances and Transactions (Details) - Schedule of collateral and guarantee made by related parties [Line Items]
Institution Name		China Everbright Bank
Term		From October, 2020 to October, 2021
Aggregated Principal		$ 2,298,851
Carrying Amount		$ 2,114,943
Mr. Jinlong Yang, one of Mr. Jinlong Yang’s family member and a third party [Member]
Related Party Balances and Transactions (Details) - Schedule of collateral and guarantee made by related parties [Line Items]
Institution Name		Bank of Communications
Term		From November, 2020 to November, 2021
Aggregated Principal		$ 3,831,418
Carrying Amount		$ 3,754,788